EQUITY - Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Net income for the year	R$ 4,770,527	R$ 5,001,014	R$ 8,928,258
Weighted average number of outstanding shares for the year	1,688,615	1,688,694	1,688,694
Common shares
EQUITY
Net income for the year	R$ 1,991,046	R$ 1,581,308	R$ 2,823,093
Weighted average number of outstanding shares for the year	685,522	569,354	569,354
Basic and diluted earnings per share (in R$)	R$ 2.90	R$ 2.78	R$ 4.96
Preferred shares
EQUITY
Net income for the year	R$ 2,779,481	R$ 3,419,706	R$ 6,105,165
Weighted average number of outstanding shares for the year	1,003,093	1,119,340	1,119,340
Basic and diluted earnings per share (in R$)	R$ 2.77	R$ 3.06	R$ 5.45